Fees Summary	May 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,157,964.20
Previously Paid Amount	0.00
Total Fee Amount	7,372.98
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 7,372.98
Narrative - Max Aggregate Offering Price	$ 48,157,964.20
Final Prospectus	true